Right-of-use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Minimum period for rental contract	13 years
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Minimum period for rental contract	16 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Terminable period for rental contract	15 years
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Extension option	false
Equipment and vehicles | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Minimum period for rental contract	3 years
Equipment and vehicles | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Minimum period for rental contract	4 years